Concentrations of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2013
Risks And Uncertainties [Abstract]
Concentrations of Credit

At December 31, 2013 concentrations of credit were as follows:

	Amount	Percent of Tier 1 Capital
Lessors of Nonresidential Buildings	$9,292,017	29.3%
Lessors of Residential Buildings and Dwellings	$10,799,764	34.1%
General Government Support	$8,020,558	25.3%